Income Taxes (Provision for Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Current	$ 951,000	$ 546,000	$ 785,000
Deferred income taxes	793,000	859,000	299,000
Total provision for income taxes	$ 1,744,000	$ 1,405,000	$ 1,083,000